UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2500
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky April 24, 2007
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 39
Form 13F Information Table Value Total: $44881

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECH INC             COM              01741r102      213  2000.00 SH       SOLE                  2000.00
APPLE COMPUTER INC             COM              037833100      395  4250.00 SH       SOLE                  4250.00
APPLIED MICRO CIRCUIT CORPORAT COM              03822w109      146 40000.00 SH       SOLE                 40000.00
CARIBOU COFFEE                 COM              142042209      957 132128.00SH       SOLE                132128.00
CISCO SYS INC                  COM              17275R102      242  9470.00 SH       SOLE                  9470.00
CITIZENS FINL CORP KY CL A     COM              174613109     2114 382971.00SH       SOLE                382971.00
COLDWATER CREEK INC            COM              193068103      483 23800.00 SH       SOLE                 23800.00
GENENTECH INC.                 COM              368710406      586  7130.00 SH       SOLE                  7130.00
GILEAD SCIENCE INC             COM              375558103      593  7730.00 SH       SOLE                  7730.00
GOOGLE INC.                    COM              38259p508      652  1422.00 SH       SOLE                  1422.00
INTUIT 5.4%, 3/15/12           COM              461202aa1    24922 250000.00SH       SOLE                250000.00
INTUITIVE SURGICAL INC.        COM              46120e602      316  2600.00 SH       SOLE                  2600.00
ISHARES RUSSELL 2000 GROWTH IN COM              464287648      801 10000.00 SH       SOLE                 10000.00
MARVELL TECHNOLOGY GROUP LTD   COM              g5876h105      425 25300.00 SH       SOLE                 25300.00
MIPS TECHNOLOGIES INC CL A     COM              604567107      113 12600.00 SH       SOLE                 12600.00
OIL SERVICE HOLDERS            COM              678002106      532  3650.00 SH       SOLE                  3650.00
PMC-SIERRA INC                 COM              69344f106       99 14110.00 SH       SOLE                 14110.00
QMED INC.                      COM              747914109      169 38040.00 SH       SOLE                 38040.00
QUALCOMM                       COM              747525103      215  5040.00 SH       SOLE                  5040.00
RESEARCH IN MOTION LIMITED     COM              760975102      682  5000.00 SH       SOLE                  5000.00
RIGEL PHARMACEUTICALS          COM              766559603      352 32400.00 SH       SOLE                 32400.00
RIVERBED TECHNOLOGY            COM              768573107      472 17074.00 SH       SOLE                 17074.00
S&P DEPOSITORY RECEIPT         COM              78462F103     1830 12889.00 SH       SOLE                 12889.00
SIRIUS SATELLITE RADIO INC.    COM              82966U103      704 220000.00SH       SOLE                220000.00
STREETTRACKS GOLD              COM              863307104      460  7000.00 SH       SOLE                  7000.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      512 13690.00 SH       SOLE                 13690.00
TRANSOCEAN SEDCO FOREX INC     COM              g90078109      817 10000.00 SH       SOLE                 10000.00
TRAVANTI PHARMA INC.-PVT.PLCMN COM                              50 40000.00 SH       SOLE                 40000.00
ULTRA DOW 30 PROSHARES         COM              74347R305      806 10020.00 SH       SOLE                 10020.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105      827 25230.00 SH       SOLE                 25230.00
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      640 25000.00 SH       SOLE                 25000.00
EVEREST RE CAP TRST 7.85% PFD  PFD              299807206      511 20000.00 SH       SOLE                 20000.00
FELCOR SUITE HOTELS 7.80% CONV PFD              31430f200      258 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      266  5000.00 SH       SOLE                  5000.00
FNM PREFERRED 5.375            PFD              313586810     1007    10.00 SH       SOLE                    10.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      252 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 (DBA PFD              55270b201      261 10000.00 SH       SOLE                 10000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3       67   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6      136   100000 PRN      SOLE                   100000
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